Net Income (Loss) Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss	$ (4,582)	$ (9,995)	$ (9,959)	$ (15,045)
Denominator:
Weighted average common shares – basic and diluted	101,685,915	97,442,359	101,381,153	97,296,206
Basic and dilutive net loss per common share	$ (0.05)	$ (0.1)	$ (0.1)	$ (0.15)